Concentrations (Details)	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 USD ($)
Concentrations [Line Items]
Prepaid balance (in Dollars)	$ 60,870
Accounts payable supplier (in Dollars)		$ 22,620
Cash and cash equivalent (in Dollars)	924,000			$ 809,199
Bank deposits	69,000		¥ 500,000
Cash and cash equivalents (in Dollars)	$ 555,000			$ 430,000
Customer Concentration Risk [Member] | Three Customer [Member] | Revenue Benchmark [Member]
Concentrations [Line Items]
Concentration Risk Percentage	71.00%	71.00%
Customer Concentration Risk [Member] | One Customer [Member] | Revenue Benchmark [Member]
Concentrations [Line Items]
Concentration Risk Percentage	47.00%	42.00%
Customer Concentration Risk [Member] | One Customer [Member] | Accounts Receivable [Member]
Concentrations [Line Items]
Concentration Risk Percentage	52.00%	50.00%
Customer Concentration Risk [Member] | Two Customer [Member] | Revenue Benchmark [Member]
Concentrations [Line Items]
Concentration Risk Percentage	12.00%	22.00%
Customer Concentration Risk [Member] | Two Customer [Member] | Accounts Receivable [Member]
Concentrations [Line Items]
Concentration Risk Percentage	12.00%	17.00%
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member] | Supplier [Member]
Concentrations [Line Items]
Concentration Risk Percentage	22.00%	54.00%